Schedule of Investments
August 31, 2025 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.80%

Accident & Health Insurance - 3.65%
Aflac, Inc.	8,290	885,869

Asset Management - 5.49%
The Carlyle Group, Inc.	20,625	1,331,550

Base Metals - 3.88%
United States Antimony Corp. (2)	207,000	941,850

Beverages - 0.67%
PepsiCo, Inc.	1,100	163,515

Biotech - 6.39%
Intellia Therapeutics, Inc. (2)	45,000	510,975
Nuvation Bio, Inc. (2)	350,000	1,039,500

		1,550,475

Cigarettes - 2.38%
Philip Morris International, Inc.	3,460	578,270

Credit Services - 1.37%
Mastercard, Inc.	560	333,362

Electronic Computers - 8.03%
Apple, Inc.	8,388	1,947,190

General Industrial Machinery & Equipment - 5.38%
Symbotic, Inc. (2)	27,500	1,304,325

Internet Media & Services - 2.31%
Meta Platforms, Inc. Class A	760	561,412

Measuring & Controlling Device - 2.30%
Onto Innovation, Inc. (2)	5,253	556,818

Miscellaneous Metal Ores - 11.97%
Aura Minerals, Inc. (British Virgin Islands)	16,500	481,951
Cameco Corp. (Canada) (2)	6,500	503,035
NexGen Energy Ltd. (Canada) (2)	190,889	1,502,701
Uranium Energy Corp. (2)	39,000	416,910

		2,904,597

Pharmaceutical Preparations - 20.03%
Catalyst Pharmaceuticals, Inc. (2)	59,098	1,216,828
Corcept Therapeuticals, Inc. (2)	52,255	3,643,219

		4,860,046

Radio & TV Broadcasting & Communications Equipment - 2.20%
QUALCOMM, Inc.	3,323	534,106

Renewable Energy Equipment - 3.25%
Electrovaya, Inc. (2)	130,000	789,100

Retail-Catalog & Mail-Order Houses - 2.53%
Amazon.com, Inc. (2)	2,680	613,720

Security Brokers, Dealers & Flotation Companies - 4.83%
Stifel Financial Corp.	10,160	1,171,346

Semiconductors & Related Devices - 13.12%
Applied Materials, Inc.	3,870	622,141
NVIDIA Corp.	14,700	2,560,446

		3,182,587

Total Common Stock	(Cost $ 8,573,056)	24,210,140

Short-Term Investments - 0.32%

Huntington Conservative Deposit Account - 4.16% (3)	77,130	77,130

Total Short-Term Investment Companies	(Cost $ 77,130)	77,130

Total Investments - 100.12%	(Cost $ 8,650,186)	24,287,270

Liabilities Less Other Assets - (0.12%)		(28,175)

Total Net Assets - 100.00%		24,259,095

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 29, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$24,287,270	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,287,270	-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2025.
# Total value for foreign common stock is $2,487,687, representing 10.25% of net assets.